PLANT EQUIPMENT AND MINING PROPERTIES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
PLANT EQUIPMENT AND MINING PROPERTIES
Assets Under Construction	$ 3,011	$ 3,443
Property Plant Equipment, Write down	1	988
Property Plant Equipment, Net Carrying Amount	$ 6,948	$ 5,162